[BLANK ROME LLP LETTERHEAD]

April 19, 2012

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	RiverPark Funds Trust (“Registrant”) (File Nos. 333-167778) on behalf of RiverPark Long/Short Opportunity Fund and RiverPark Gargoyle Hedged Value Fund (“Funds”), each a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, enclosed herewith please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to the Funds’ prospectuses.  The attached XBRL-coded prospectus disclosure is based on the disclosure found in the prospectuses that were included in Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission electronically on March 20, 2012, and supplemented on March 23, 2012 and March 30, 2012, pursuant to Rule 497.

Sincerely,

/s/ Mary K. Stokes